John Hancock
Floating Rate Income Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 88.7%					$724,970,894
(Cost $744,845,318)
Communication services 14.1%					115,092,266
Diversified telecommunication services 5.0%
CenturyLink, Inc., 2017 Term Loan B (B)	TBD	01-31-25		2,845,000	2,843,407
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.952	10-02-24		2,855,000	2,846,977
Crown Subsea Communications Holding, Inc., Term Loan B (1 month LIBOR + 6.000%)	7.781	11-02-25		2,241,323	2,232,918
Cyxtera DC Holdings, Inc., Term Loan B (1 month LIBOR + 3.000%)	4.770	05-01-24		2,447,993	2,031,149
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	5.460	06-15-24		8,180,242	8,146,131
Intelsat Jackson Holdings SA, 2017 Term Loan B5	6.625	01-02-24		3,000,000	2,992,020
Iridium Satellite LLC, Term Loan (1 month LIBOR + 3.750%)	5.452	11-04-26		2,148,253	2,168,403
Level 3 Parent LLC, 2017 Term Loan B (1 month LIBOR + 1.750%)	3.952	02-22-24		5,748,066	5,745,192
Masmovil Holdphone SA, EUR Term Loan B1 (6 month EURIBOR + 2.625%)	2.625	05-07-26	EUR	2,727,421	3,002,157
Masmovil Holdphone SA, EUR Term Loan B2 (1 month EURIBOR + 2.625%)	2.625	05-07-26	EUR	436,387	480,345
Radiate Holdco LLC, 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.702	02-01-24		4,185,343	4,154,706
Telesat Canada, Term Loan B4 (3 month LIBOR + 2.500%)	4.610	11-17-23		2,359,575	2,358,985
Telesat LLC, 2019 Term Loan (B)	TBD	11-22-26		1,975,233	1,972,764
Entertainment 1.0%
Technicolor SA, 2017 USD Term Loan B (3 month LIBOR + 2.750%)	4.659	12-06-23		3,817,507	3,096,952
Technicolor SA, EUR Term Loan B (3 month EURIBOR + 3.500%)	3.500	12-06-23	EUR	530,772	498,546
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan (1, 2 and 3 month LIBOR + 2.750%)	4.554	05-18-25		4,679,246	4,594,458
Interactive media and services 1.7%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	5.960	08-27-26		6,165,589	5,909,717
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.452	09-13-24		6,419,637	6,395,563
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan (2 and 3 month LIBOR + 3.000%)	4.902	11-03-23		1,394,616	1,306,100
Media 5.3%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.952	07-23-21		2,823,775	2,659,290
Altice Financing SA, 2017 USD Term Loan B (1 month LIBOR + 2.750%)	4.515	07-15-25		1,290,076	1,256,534
Altice Financing SA, USD 2017 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.472	01-31-26		2,434,747	2,371,857
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	4.452	07-31-25		409,989	397,689
Altice France SA, USD Term Loan B12 (1 month LIBOR + 3.688%)	5.453	01-31-26		2,001,938	1,976,073
AppLovin Corp., 2018 Term Loan B (1 month LIBOR + 3.500%)	5.202	08-15-25		1,231,239	1,234,009
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.015	07-17-25		3,077,174	3,066,065
CSC Holdings LLC, 2019 Term Loan B5 (2 month LIBOR + 2.500%)	4.327	04-15-27		4,733,112	4,734,295
Cumulus Media New Holdings, Inc., Term Loan B (1 month LIBOR + 3.750%)	5.452	03-31-26		1,596,505	1,604,200
iHeartCommunications, Inc., Exit Term Loan (1 month LIBOR + 4.000%)	5.781	05-01-26		2,315,555	2,329,055
Mediaocean LLC, Term Loan B (B)	TBD	08-15-25		533,303	534,636
Research Now Group, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 5.500%)	7.409	12-20-24		2,881,709	2,878,827
Sinclair Television Group, Inc., Term Loan B2B (1 month LIBOR + 2.500%)	4.270	09-30-26		1,423,531	1,424,869
Tele Columbus AG, 2018 EUR Term Loan A2 (6 month EURIBOR + 3.000%)	3.000	10-15-24	EUR	2,971,534	3,154,663
Telenet Financing USD LLC, USD Term Loan AN (1 month LIBOR + 2.250%)	4.015	08-15-26		2,257,222	2,254,920
Virgin Media Bristol LLC, USD Term Loan N (1 month LIBOR + 2.500%)	4.265	01-31-28		2,539,608	2,539,964
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
WeddingWire, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.202	12-19-25		2,051,023	$2,051,023
WideOpenWest Finance LLC, 2017 Term Loan B (1 month LIBOR + 3.250%)	4.953	08-18-23		1,677,000	1,626,690
Ziggo BV, USD Term Loan E (1 month LIBOR + 2.500%)	4.265	04-15-25		5,003,885	4,993,966
Wireless telecommunication services 1.1%
Matterhorn Telecom SA, EUR Term Loan B (B)	TBD	09-30-26	EUR	1,392,778	1,545,120
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	3.460	04-11-25		5,027,570	5,026,514
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	4.250	02-02-24		468,827	463,552
Sprint Communications, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	4.750	02-02-24		2,203,667	2,191,965
Consumer discretionary 13.6%					111,115,105
Auto components 0.5%
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%)	5.202	04-30-26		2,050,803	2,049,531
Truck Hero, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.452	04-21-24		2,428,154	2,268,309
Automobiles 1.9%
BBD Bidco, Ltd., GBP Term Loan B1 (3 month GBP LIBOR + 4.750%)	5.545	09-04-26	GBP	2,928,114	3,786,929
Belron Finance US LLC, 2019 USD Term Loan B (3 month LIBOR + 2.500%)	4.436	10-30-26		811,544	813,321
Drive Chassis Holdco LLC, 2019 2nd Lien Term Loan (3 month LIBOR + 8.250%)	10.260	04-10-26		4,023,691	3,621,322
OEConnection LLC, 2019 Term Loan B (3 month LIBOR + 4.000%)	5.708	09-25-26		1,078,784	1,067,543
Thor Industries, Inc., EUR Term Loan B (1 month EURIBOR + 4.000%)	4.000	02-01-26	EUR	1,903,599	2,082,535
Thor Industries, Inc., USD Term Loan B (1 month LIBOR + 3.750%)	5.563	02-01-26		1,801,749	1,790,488
Wheel Pros, Inc., 1st Lien Term Loan (1 month LIBOR + 4.750%)	6.452	04-04-25		2,095,758	2,055,582
Distributors 0.4%
Polyconcept North America Holdings, Inc., USD 2016 Term Loan B (1 month LIBOR + 4.500%)	5.452	08-16-23		2,997,537	2,975,055
Diversified consumer services 2.9%
Cambium Learning Group, Inc., Term Loan (B)	TBD	12-18-25		1,974,622	1,903,042
Legalzoom.com, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.202	11-21-24		1,752,448	1,750,257
Midas Intermediate Holdco II LLC, Incremental Term Loan B (3 month LIBOR + 2.750%)	4.850	08-18-21		4,027,047	3,792,995
Obol France 3 SAS, EUR Term Loan B2 (6 month EURIBOR + 3.500%)	3.500	04-11-23	EUR	2,999,049	2,811,045
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.952	05-23-25		5,925,482	5,814,380
Swordfish Merger Sub LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.770	02-03-25		1,804,110	1,719,913
The ServiceMaster Company LLC, 2019 Term Loan D (1 month LIBOR + 1.750%)	3.500	11-05-26		809,122	810,134
Verisure Holding AB, EUR Term Loan B1E (3 month EURIBOR + 3.000%)	3.000	10-20-22	EUR	2,910,000	3,203,191
Whatabrands LLC, Term Loan B (1 month LIBOR + 3.250%)	5.035	08-02-26		1,597,777	1,602,442
Hotels, restaurants and leisure 4.7%
Aimbridge Acquisition Company, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%)	5.458	02-02-26		2,358,243	2,370,035
Aristocrat International Pty, Ltd., 2018 1st Lien Term Loan (3 month LIBOR + 1.750%)	3.716	10-19-24		3,308,409	3,318,169
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	4.452	12-23-24		4,923,546	4,883,321
Carrols Restaurant Group, Inc., Term Loan B (1 month LIBOR + 3.250%)	4.960	04-30-26		1,725,226	1,677,783
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	3.952	04-18-24		2,512,663	2,515,804
Connect Finco Sarl, Term Loan B (B)	TBD	09-23-26		1,382,864	1,375,604
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Equinox Holdings, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.702	03-08-24		2,861,813	$2,851,081
HNVR Holdco, Ltd., EUR 2017 Term Loan B2 (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	1,164,659	1,255,350
HNVR Holdco, Ltd., EUR Term Loan B (6 month EURIBOR + 4.250%)	4.250	09-12-23	EUR	440,675	474,004
HNVR Holdco, Ltd., Term Loan C (6 month EURIBOR + 4.500%)	4.500	09-12-25	EUR	2,352,406	2,535,403
IRB Holding Corp., 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.216	02-05-25		5,341,338	5,338,668
Motion Finco LLC, Delayed Draw Term Loan B (B)	TBD	11-13-26		103,061	103,802
Motion Finco LLC, USD Term Loan B (B)	TBD	11-13-26		784,158	789,796
Motion Finco Sarl, EUR Term Loan B (B)	TBD	11-13-26	EUR	686,801	761,824
New Red Finance, Term Loan B4 (1 month LIBOR + 1.750%)	3.452	11-19-26		3,870,937	3,869,001
Playa Resorts Holding BV, 2017 Term Loan B (1 month LIBOR + 2.750%)	4.450	04-29-24		1,225,000	1,193,358
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%)	4.452	08-14-24		3,207,175	3,191,139
Household durables 0.3%
Keter Group BV, EUR Term Loan B (3 month EURIBOR + 4.250%)	5.250	10-31-23	EUR	1,819,370	1,598,914
Keter Group BV, EUR Term Loan B3A (3 month EURIBOR + 4.250%)	5.250	10-31-23	EUR	875,226	769,174
Leisure products 1.0%
Abe Investment Holdings, Inc., 2019 EUR Term Loan B (1 month EURIBOR + 5.000%)	5.000	02-19-26	EUR	841,432	912,414
Abe Investment Holdings, Inc., 2019 USD Term Loan B (1 month LIBOR + 4.500%)	6.250	02-19-26		2,524,956	2,429,487
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%)	4.960	08-24-26		1,985,210	1,978,381
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.202	08-05-24		2,932,036	2,877,060
Specialty retail 1.7%
Ascena Retail Group, Inc., 2015 Term Loan B (1 month LIBOR + 4.500%)	6.250	08-21-22		4,636,532	2,822,489
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%)	4.534	11-08-23		564,678	504,918
Douglas GmbH, 2017 EUR Term Loan B1 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	336,755	306,803
Douglas GmbH, 2017 EUR Term Loan B2 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	94,488	86,083
Douglas GmbH, 2017 EUR Term Loan B3 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	301,312	274,512
Douglas GmbH, 2017 EUR Term Loan B4 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	198,633	180,966
Douglas GmbH, 2017 EUR Term Loan B5 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	36,283	33,056
Douglas GmbH, 2017 EUR Term Loan B6 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	147,517	134,396
Douglas GmbH, 2017 EUR Term Loan B7 (3 month EURIBOR + 3.500%)	3.500	08-12-22	EUR	107,490	97,929
Douglas GmbH, 2017 EUR Term Loan B8 (3 month EURIBOR + 3.250%)	3.250	08-12-22	EUR	846,330	763,082
Eyemart Express LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.750	08-04-24		1,511,269	1,507,491
Harbor Freight Tools USA, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.202	08-18-23		3,306,179	3,231,592
Mavis Tire Express Services Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.952	03-20-25		4,246,625	4,009,536
Mavis Tire Express Services Corp., 2018 Delayed Draw Term Loan (1 month LIBOR + 3.250%)	4.952	03-20-25		133,548	126,092
Textiles, apparel and luxury goods 0.2%
Calceus Acquisition, Inc., Term Loan B (1 month LIBOR + 5.500%)	7.202	02-12-25		2,053,708	2,048,574
Consumer staples 2.5%					20,581,593
Food and staples retailing 1.2%
Albertson's LLC, 2019 Term Loan B7 (1 month LIBOR + 2.750%)	4.452	11-17-25		1,024,400	1,030,516
Albertson's LLC, 2019 Term Loan B8 (1 month LIBOR + 2.750%)	4.452	08-17-26		2,193,511	2,206,431
Casino Guichard Perrachon SA, EUR Term Loan B (B)	TBD	01-31-24	EUR	861,619	959,783
H-Food Holdings LLC, 2018 Term Loan B (1 month LIBOR + 3.688%)	5.389	05-23-25		3,277,705	3,035,974
Sage Borrowco LLC, Term Loan B (1 month LIBOR + 4.750%)	6.452	06-20-26		2,323,471	2,332,184
Food products 0.3%
Upfield BV, 2018 EUR Term Loan B1 (3 month EURIBOR + 3.500%)	3.500	07-02-25	EUR	2,526,025	2,755,342
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Household products 0.6%
KIK Custom Products, Inc., 2015 Term Loan B (1 month LIBOR + 4.000%)	5.702	05-15-23		2,688,825	$2,585,897
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	4.452	02-05-23		2,029,866	2,032,586
Personal products 0.4%
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%)	4.005	04-07-25		1,833,326	1,777,868
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.349	10-01-26		1,860,027	1,865,012
Energy 2.4%					19,401,818
Energy equipment and services 0.3%
Keane Group Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.500	05-25-25		1,382,500	1,292,638
Traverse Midstream Partners LLC, 2017 Term Loan (1 month LIBOR + 4.000%)	5.710	09-27-24		1,518,209	1,308,514
Oil, gas and consumable fuels 2.1%
BCP Renaissance Parent LLC, 2017 Term Loan B (2 month LIBOR + 3.500%)	5.363	10-31-24		856,744	742,617
BCP Renaissance Parent LLC, Term Loan B2 (3 month LIBOR + 3.500%)	5.604	10-31-24		523,869	451,837
California Resources Corp., 2017 1st Lien Term Loan (B)	TBD	12-31-22		1,230,000	1,031,884
Delek US Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	3.952	03-31-25		3,021,165	2,978,869
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	5.604	12-19-21		2,555,317	2,556,927
Granite Acquisition, Inc., Term Loan C (3 month LIBOR + 3.500%)	5.604	12-19-21		23,620	23,635
Grizzly Finco, 2018 Term Loan B (3 month LIBOR + 3.250%)	5.349	10-01-25		2,316,743	2,278,007
Lower Cadence Holdings LLC, Term Loan B (1 month LIBOR + 4.000%)	5.702	05-22-26		1,940,867	1,829,267
Lucid Energy Group II Borrower LLC, 2018 1st Lien Term Loan (B)	TBD	02-17-25		112,688	96,723
Murray Energy Corp., 2018 Term Loan B2 (C)	0.000	10-17-22		7,312,904	1,594,213
Murray Energy Corp., DIP Term Loan (1 month LIBOR + 11.000%)	13.000	07-29-20		741,135	731,315
Quicksilver Resources, Inc., New 2nd Lien Term Loan (C)(D)	0.000	06-21-20		20,471,900	20,472
Ultra Resources, Inc., 1st Lien Term Loan (1 month LIBOR + 4.000%)	5.702	04-12-24		4,181,339	2,464,900
Financials 7.4%					60,890,024
Capital markets 2.5%
AqGen Ascensus, Inc., 2017 Repriced Term Loan (6 month LIBOR + 4.000%)	6.200	12-03-22		5,422,977	5,419,614
Capital Automotive LP, Term Loan (B)	TBD	03-24-24		1,220,000	1,220,220
ION Trading Finance, Ltd., USD Incremental Term Loan B (3 month LIBOR + 4.000%)	6.064	11-21-24		3,925,673	3,671,486
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.702	08-25-22		4,619,209	4,588,399
Ortho-Clinical Diagnostics SA, 2018 Term Loan B (3 month LIBOR + 3.250%)	5.306	06-30-25		883,629	871,108
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%)	4.952	12-31-25		1,298,289	1,274,180
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (2 and 3 month LIBOR + 5.000%)	6.904	11-28-21		3,551,221	3,542,343
Diversified financial services 1.8%
AG Merger Sub II, Inc., 2019 Term Loan (1 month LIBOR + 5.000%)	6.702	07-31-26		2,965,183	2,816,005
Citadel Securities LP, Term Loan B (1 month LIBOR + 3.500%)	5.202	02-27-26		3,635,429	3,635,429
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.250%)	3.952	02-28-25		2,863,550	2,852,095
Lakeland Tours LLC, 2017 1st Lien Term Loan B (B)	TBD	12-15-24		1,225,000	1,210,704
Marnix SAS, 2019 EUR Term Loan (B)	TBD	08-01-26	EUR	2,576,303	2,843,537
Nexus Buyer LLC, Term Loan B (1 month LIBOR + 3.750%)	5.505	11-09-26		1,058,029	1,063,319
Insurance 2.8%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.702	05-09-25		7,069,497	6,989,965
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Asurion LLC, 2017 2nd Lien Term Loan (B)	TBD	08-04-25		1,625,000	$1,636,684
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	4.702	08-04-22		6,490,349	6,501,188
Genworth Holdings, Inc., Term Loan (1 month LIBOR + 4.500%)	6.208	03-07-23		1,498,946	1,493,325
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%)	4.690	04-25-25		6,541,444	6,446,855
Mortgage real estate investment trusts 0.3%
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month LIBOR + 2.750%)	4.515	05-15-26		704,497	703,616
Claros Mortgage Trust, Inc., Term Loan B (1 month LIBOR + 3.250%)	5.005	08-10-26		2,109,952	2,109,952
Health care 11.2%					91,594,257
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan (3 month LIBOR + 2.250%)	3.585	01-31-25		1,238,200	1,245,270
Health care equipment and supplies 1.2%
Auris Luxembourg III Sarl, 2019 USD Term Loan B2 (1 month LIBOR + 3.750%)	5.441	02-27-26		3,778,009	3,750,845
Solenis International LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 4.000%)	5.908	06-26-25		4,761,446	4,491,615
Solenis International LLC, 2018 2nd Lien Term Loan (3 month LIBOR + 8.500%)	10.409	06-26-26		2,100,000	1,897,875
Health care providers and services 5.1%
Concentra, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 2.500%)	4.540	06-01-22		6,018,376	6,015,849
DaVita, Inc., 2019 Term Loan B (1 month LIBOR + 2.250%)	3.952	08-12-26		2,382,126	2,393,393
Dental Corp. of Canada, 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.452	06-06-25		3,010,197	2,937,772
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%)	5.659	08-03-26		1,429,332	1,430,233
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.416	10-10-25		3,577,346	2,803,745
Explorer Holdings, Inc., 2019 Term Loan (B)	TBD	11-20-26		2,604,757	2,585,222
MED ParentCo LP, 1st Lien Delayed Draw Term Loan (1 and 3 month LIBOR + 4.250%)	5.993	08-31-26		139,612	138,391
MED ParentCo LP, 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.952	08-31-26		2,621,605	2,598,666
MPH Acquisition Holdings LLC, 2016 Term Loan B (B)	TBD	06-07-23		950,000	907,488
National Mentor Holdings, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	5.960	03-09-26		1,832,791	1,835,851
National Mentor Holdings, Inc., 2019 Term Loan C (1 month LIBOR + 4.250%)	5.960	03-09-26		103,019	103,191
NVA Holdings, Inc., Term Loan B3 (Prime rate + 1.750%)	6.500	02-02-25		2,050,535	2,048,403
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%)	6.202	08-06-26		1,887,377	1,851,196
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%)	4.452	02-14-25		5,061,308	4,914,227
Synlab Bondco PLC, 2019 EUR Incremental Term Loan B (3 month EURIBOR + 3.750%)	3.750	06-20-26	EUR	1,448,646	1,598,560
U.S. Anesthesia Partners, Inc., 2017 Term Loan (1 month LIBOR + 3.000%)	4.702	06-23-24		2,523,053	2,491,061
Upstream Newco, Inc., 2019 Term Loan (B)	TBD	10-23-26		1,026,565	1,027,848
Versant Health Holdco, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%)	4.702	12-02-24		3,778,583	3,731,351
Health care technology 1.8%
Bioclinica-Synowledge Holdings Corp., 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.938	10-20-23		4,425,217	4,264,803
GHX Ultimate Parent Corp., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.354	06-28-24		2,962,121	2,921,392
Netsmart Technologies, Inc., Term Loan D1 (1 month LIBOR + 3.750%)	5.452	04-19-23		4,654,197	4,591,644
VVC Holding Corp., 2019 Term Loan B (1 and 3 month LIBOR + 4.500%)	6.401	02-11-26		3,147,345	3,140,263
Life sciences tools and services 1.7%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.202	08-18-22		8,360,877	8,367,566
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services (continued)
Packaging Coordinators Midco, Inc., 1st Lien Term Loan (3 month LIBOR + 4.000%)	6.110	06-30-23		3,022,077	$2,995,634
PAREXEL International Corp., Term Loan B (1 month LIBOR + 2.750%)	4.452	09-27-24		2,847,360	2,745,680
Pharmaceuticals 1.2%
AI Sirona Luxembourg Acquisition Sarl, EUR 1st Lien Term Loan B (B)	TBD	09-29-25	EUR	1,440,813	1,550,070
Amneal Pharmaceuticals LLC, 2018 Term Loan B (1 month LIBOR + 3.500%)	5.250	05-04-25		1,407,000	1,079,366
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	4.765	06-02-25		5,576,809	5,599,451
Curium Bidco Sarl, USD Term Loan B (3 month LIBOR + 4.000%)	6.100	07-09-26		1,536,495	1,540,336
Industrials 13.7%					112,059,458
Aerospace and defense 2.0%
Bleriot US Bidco, Inc., Delayed Draw Term Loan (B)	TBD	10-23-26		156,323	156,909
Bleriot US Bidco, Inc., Term Loan B (B)	TBD	10-23-26		1,000,464	1,004,216
Ducommun, Inc., Term Loan B (3 month LIBOR + 4.000%)	5.947	11-21-25		2,384,020	2,384,020
Jazz Acquisition, Inc., 2019 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.350	06-19-26		2,080,884	1,980,751
Maxar Technologies, Ltd., Term Loan B (B)	TBD	10-04-24		815,000	721,568
The NORDAM Group, Inc., Term Loan B (1 and 6 month LIBOR + 5.500%)	7.833	04-09-26		2,064,045	2,048,565
TransDigm, Inc., 2018 Term Loan E (1 month LIBOR + 2.500%)	4.202	05-30-25		957,553	956,289
TransDigm, Inc., 2018 Term Loan F (1 month LIBOR + 2.500%)	4.202	06-09-23		3,893,709	3,893,709
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	5.679	04-30-25		3,331,526	3,284,318
Air freight and logistics 0.1%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	3.702	02-24-25		648,020	649,238
Airlines 0.4%
American Airlines, Inc., 2017 Incremental Term Loan (1 month LIBOR + 2.000%)	3.765	12-14-23		2,949,495	2,949,141
Building products 2.2%
Advanced Drainage Systems, Inc., Term Loan B (3 month LIBOR + 2.250%)	4.000	07-31-26		202,652	203,793
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	5.509	04-12-25		2,297,891	2,266,295
Resideo Funding, Inc., Term Loan B (3 month LIBOR + 2.250%)	4.110	10-24-25		2,042,709	2,027,389
Specialty Building Products Holdings LLC, 2018 Term Loan B (1 month LIBOR + 5.750%)	7.452	10-01-25		2,202,347	2,178,495
Tamko Building Products, Inc., Term Loan B (1 and 3 month LIBOR + 3.250%)	5.124	06-01-26		1,779,651	1,786,325
The AZEK Company LLC, 2017 Term Loan (3 month LIBOR + 3.750%)	5.933	05-05-24		5,359,774	5,289,453
Wilsonart LLC, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.360	12-19-23		4,191,782	4,142,864
Commercial services and supplies 3.1%
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%)	3.702	01-15-27		3,259,654	3,253,037
AVSC Holding Corp., 2018 1st Lien Term Loan (1 month and 3 month LIBOR + 3.250%)	5.139	03-03-25		1,419,243	1,376,226
Camelot Finance SA, Term Loan B (1 month LIBOR + 3.250%)	4.952	10-31-26		1,745,867	1,751,105
IAA, Inc., Term Loan B (1 month LIBOR + 2.250%)	4.000	06-28-26		1,685,653	1,691,974
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	6.702	09-21-26		2,040,526	2,035,424
Nielsen Finance LLC, USD Term Loan B4 (1 month LIBOR + 2.000%)	3.758	10-04-23		4,089,947	4,076,450
Sterling Midco Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.202	06-19-24		3,441,298	3,375,329
Tempo Acquisition LLC, Term Loan (1 month LIBOR + 3.000%)	4.786	05-01-24		6,388,527	6,389,868
TRC Companies, Inc., Term Loan (1 month LIBOR + 3.500%)	5.202	06-21-24		1,841,921	1,823,501
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering 0.4%
Kestrel Bidco, Inc., Term Loan B (B)	TBD	08-07-26		2,345,690	$2,357,747
Sabre Industries, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	5.972	04-15-26		1,205,258	1,207,524
Electrical equipment 0.5%
Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.202	08-01-25		4,077,176	4,073,792
Machinery 1.6%
AI Alpine US Bidco, Inc., 2018 USD Term Loan B (3 month LIBOR + 2.750%)	4.605	10-31-25		1,780,297	1,722,437
Crosby US Acquisition Corp., Term Loan B (1 month LIBOR + 4.750%)	6.466	06-26-26		1,252,913	1,187,135
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	4.452	07-30-24		1,145,987	1,149,460
Granite US Holdings Corp., Term Loan B (3 month LIBOR + 5.250%)	7.354	09-30-26		2,265,167	2,202,875
Pro Mach Group, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	4.472	03-07-25		2,991,247	2,877,221
Sundyne US Purchaser, Inc., Term Loan (1 month LIBOR + 4.000%)	5.702	05-15-26		1,642,968	1,641,949
Trade Me Group, Ltd., Term Loan (3 month LIBOR + 4.250%)	6.354	05-01-26		2,356,086	2,361,387
Professional services 0.4%
Stiphout Finance LLC, USD 1st Lien Term Loan (1 month LIBOR + 3.000%)	4.702	10-26-22		1,512,307	1,466,938
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%)	3.452	11-16-26		1,717,075	1,717,728
Road and rail 0.7%
Genesee & Wyoming, Inc., Term Loan (B)	TBD	11-06-26		1,795,280	1,807,147
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	5.763	04-04-25		3,950,000	3,831,500
Trading companies and distributors 1.0%
ASP Unifrax Holdings, Inc., EUR Term Loan B (3 month EURIBOR + 3.750%)	3.750	12-12-25	EUR	3,166,937	2,965,931
ASP Unifrax Holdings, Inc., Term Loan B (1 month LIBOR + 3.750%)	5.854	12-12-25		1,626,805	1,350,248
GYP Holdings III Corp., 2018 Term Loan B (1 month LIBOR + 2.750%)	4.452	06-01-25		2,857,433	2,847,918
Univar Solutions USA, Inc., USD Term Loan (B)	TBD	07-01-26		833,592	833,834
Transportation infrastructure 1.3%
Atlantic Aviation FBO, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	5.460	12-06-25		2,391,285	2,409,219
Dynasty Acquisition Company, Inc., 2019 Term Loan B1 (3 month LIBOR + 4.000%)	6.104	04-06-26		2,057,625	2,063,736
Dynasty Acquisition Company, Inc., 2019 Term Loan B2 (3 month LIBOR + 4.000%)	6.104	04-06-26		1,106,250	1,109,535
Savage Enterprises LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 4.000%)	5.770	08-01-25		3,179,853	3,209,394
Swissport Financing Sarl, 2019 EUR Term Loan (3 month EURIBOR + 4.750%)	4.750	08-08-24	EUR	1,786,026	1,968,551
Information technology 16.7%					136,523,962
Communications equipment 0.3%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	4.952	04-06-26		1,550,394	1,538,440
Datto, Inc., 2019 Term Loan B (1 month LIBOR + 4.250%)	5.952	04-02-26		1,296,162	1,303,187
Electronic equipment, instruments and components 1.2%
C&D Technologies, Inc., Term Loan B (1 month LIBOR + 5.750%)	7.452	12-20-25		2,383,995	2,243,935
Everest Bidco SASU, 2018 EUR Term Loan (3 month EURIBOR + 4.000%)	4.000	07-04-25	EUR	2,000,000	2,148,509
Excelitas Technologies Corp., 2018 Add On Term Loan B (3 month LIBOR + 3.500%)	5.604	12-02-24		845,368	815,780
Excelitas Technologies Corp., USD 2017 1st Lien Term Loan (3 month LIBOR + 3.500%)	5.604	12-02-24		2,904,125	2,809,741
Mirion Technologies, Inc., 2019 Term Loan B (3 month LIBOR + 4.000%)	6.104	03-06-26		1,588,120	1,592,376
IT services 4.2%
Boxer Parent Company, Inc., 2018 USD Term Loan B (1 month LIBOR + 4.250%)	5.952	10-02-25		4,787,868	4,602,338
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
Carbonite, Inc., Term Loan B (3 month LIBOR + 3.750%)	5.677	03-26-26	1,106,590	$1,107,973
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	5.452	07-12-25	2,498,610	2,404,912
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%)	3.452	02-15-24	2,137,674	2,146,588
GTT Communications, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.750%)	4.450	05-31-25	5,489,673	4,230,781
KBR, Inc., Term Loan B (1 month LIBOR + 3.750%)	5.452	04-25-25	4,023,908	4,033,968
Masergy Holdings, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.354	12-15-23	1,944,633	1,886,294
Park Place Technologies LLC, 1st Lien Term Loan (1 month LIBOR + 4.000%)	5.702	03-28-25	1,220,000	1,203,737
TGG TS Acquisition Company, 2018 Term Loan B (1 month LIBOR + 6.500%)	8.263	12-15-25	1,573,343	1,530,077
TNS, Inc., 2013 Term Loan B (3 month LIBOR + 4.000%)	5.930	08-14-22	3,390,780	3,289,057
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	7.104	05-29-26	4,569,367	4,158,124
WEX, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	3.952	05-15-26	4,211,560	4,223,605
Semiconductors and semiconductor equipment 0.6%
Cohu, Inc., 2018 Term Loan B (6 month LIBOR + 3.000%)	5.200	10-01-25	192,866	186,598
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	3.710	05-29-25	3,468,493	3,465,614
ON Semiconductor Corp., 2019 Term Loan B (1 month LIBOR + 2.000%)	3.702	09-19-26	947,108	950,565
Software 8.8%
Barracuda Networks, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%)	5.160	02-12-25	3,670,253	3,674,841
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%)	5.702	10-16-26	2,638,812	2,617,385
DiscoverOrg LLC, 2019 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.202	02-02-26	2,052,475	2,039,647
Greeneden US Holdings II LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	4.952	12-01-23	5,287,048	5,261,565
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%)	4.909	11-01-23	4,413,423	4,410,202
MA FinanceCo LLC, 2017 Term Loan B2 (1 month LIBOR + 2.250%)	3.952	11-19-21	1,637,347	1,636,332
MA FinanceCo LLC, USD Term Loan B3 (1 month LIBOR + 2.500%)	4.202	06-21-24	495,297	492,048
Mavenir Systems, Inc., 2018 Term Loan B (3 month LIBOR + 6.000%)	7.910	05-08-25	2,338,988	2,268,819
Monotype Imaging Holdings, Inc., Term Loan (2 month LIBOR + 5.500%)	7.482	10-09-26	1,259,619	1,184,042
nThrive, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 4.500%)	6.202	10-20-22	2,393,814	1,927,021
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B (3 month LIBOR + 3.500%)	5.490	04-26-24	1,950,771	1,929,644
Project Boost Purchaser LLC, 2019 Term Loan B (1 month LIBOR + 3.500%)	5.202	06-01-26	2,879,892	2,852,303
Quest Software US Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%)	6.177	05-16-25	2,964,057	2,947,399
RP Crown Parent LLC, 2016 Term Loan B (1 month LIBOR + 2.750%)	4.450	10-12-23	4,792,604	4,791,119
Salient CRGT, Inc., 2017 Term Loan (1 month LIBOR + 6.500%)	8.202	02-28-22	3,031,090	2,788,603
Seattle SpinCo, Inc., USD Term Loan B3 (1 month LIBOR + 2.500%)	4.202	06-21-24	3,344,863	3,322,921
SolarWinds Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.750%)	4.452	02-05-24	7,648,524	7,671,622
Sophia LP, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.354	09-30-22	5,310,045	5,311,957
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	3.952	04-16-25	880,485	884,615
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	3.952	04-16-25	1,352,604	1,358,947
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.250%)	3.952	04-16-25	3,553,006	3,569,883
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan (1 month LIBOR + 5.250%)	6.952	06-30-22	4,798,730	4,788,748
Upland Software, Inc., 2019 Term Loan (1 month LIBOR + 3.750%)	5.452	08-06-26	1,737,278	1,731,858
Weld North Education LLC, Term Loan B (3 month LIBOR + 4.250%)	6.360	02-15-25	2,331,846	2,331,846
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.6%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	3.710	09-19-25		7,533,500	$7,572,448
Electronics For Imaging, Inc., Term Loan (3 month LIBOR + 5.000%)	7.104	07-23-26		3,152,280	2,909,965
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.702	05-16-24		2,380,243	2,375,983
Materials 6.0%					48,947,210
Chemicals 1.7%
Ascend Performance Materials Operations LLC, 2019 Term Loan B (3 month LIBOR + 5.250%)	7.354	08-27-26		4,690,000	4,690,000
Plaskolite PPC Intermediate II LLC, 1st Lien Term Loan (1 month LIBOR + 4.250%)	5.972	12-15-25		3,578,375	3,301,050
Starfruit US Holdco LLC, 2018 USD Term Loan B (1 month LIBOR + 3.250%)	5.005	10-01-25		4,152,106	4,106,433
The Chemours Company, 2018 USD Term Loan B (1 month LIBOR + 1.750%)	3.460	04-03-25		293,544	277,951
US Salt LLC, 2019 Term Loan B (1 month LIBOR + 4.750%)	6.452	01-16-26		896,814	897,935
Vectra Company, 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.952	03-08-25		868,813	851,168
Containers and packaging 2.9%
Berry Global, Inc., EUR Term Loan V (1 month EURIBOR + 2.500%)	2.500	07-01-26	EUR	680,288	753,693
Berry Global, Inc., USD Term Loan U (1 month LIBOR + 2.500%)	4.258	07-01-26		2,701,541	2,712,509
Irel AcquiCo GmbH, EUR Term Loan B (6 month EURIBOR + 3.750%)	3.750	09-23-26	EUR	2,590,236	2,866,050
Klockner Pentaplast of America, Inc., EUR 2017 Term Loan B1 (3 month EURIBOR + 4.750%)	4.750	06-30-22	EUR	469,255	426,546
LABL, Inc., 2019 EUR Term Loan (1 month EURIBOR + 5.000%)	5.000	07-01-26	EUR	1,723,600	1,894,903
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.202	09-06-25		4,581,066	3,897,158
LTI Holdings, Inc., 2019 Term Loan (1 month LIBOR + 4.750%)	6.452	07-24-26		498,417	429,262
Mauser Packaging Solutions Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.234	04-03-24		3,272,096	3,205,836
NPC International, Inc., 1st Lien Term Loan (3 month LIBOR + 3.500%)	5.427	04-19-24		3,093,354	1,506,897
Plaze, Inc., 2019 Term Loan B (3 month LIBOR + 3.500%)	5.632	08-03-26		3,664,800	3,635,775
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 (1 month LIBOR + 3.000%)	4.702	10-17-24		2,501,098	2,362,187
Metals and mining 0.9%
TurboCombustor Technology, Inc., New Term Loan B (1 month LIBOR + 4.500%)	6.202	12-02-20		5,206,631	5,079,745
WireCo WorldGroup, Inc., 1st Lien Term Loan (1 month LIBOR + 5.000%)	6.702	09-30-23		2,525,100	2,392,533
Paper and forest products 0.5%
Flex Acquisition Company, Inc., 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%)	5.093	12-29-23		1,911,781	1,852,516
Flex Acquisition Company, Inc., 2018 Incremental Term Loan (3 month LIBOR + 3.250%)	5.349	06-29-25		1,864,874	1,807,063
Real estate 1.1%					8,765,201
Equity real estate investment trusts 1.1%
Iron Mountain, Inc., 2018 Term Loan B (1 month LIBOR + 1.750%)	3.452	01-02-26		1,635,000	1,622,738
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 month LIBOR + 2.000%)	3.702	03-21-25		2,849,979	2,855,907
Uniti Group LP, 2017 Term Loan B (1 month LIBOR + 5.000%)	6.702	10-24-22		2,236,105	2,155,807

VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 2.000%)	3.716	12-20-24		2,124,545	2,130,749
Corporate bonds 8.5%					$69,806,598
(Cost $76,172,920)
Communication services 2.7%					21,726,466
Diversified telecommunication services 0.9%
Intelsat Jackson Holdings SA (E)	9.500	09-30-22		4,625,000	5,168,438
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Level 3 Financing, Inc. (E)	4.625	09-15-27		1,840,000	$1,872,200
Entertainment 0.0%
Netflix, Inc. (E)	4.875	06-15-30		237,000	238,778
Media 1.5%
CCO Holdings LLC (E)	5.000	02-01-28		1,000,000	1,052,500
Cumulus Media New Holdings, Inc. (E)	6.750	07-01-26		1,266,000	1,346,708
iHeartCommunications, Inc. (E)	4.750	01-15-28		152,000	152,958
iHeartCommunications, Inc. (E)	5.250	08-15-27		548,000	563,043
iHeartCommunications, Inc.	6.375	05-01-26		1,538,000	1,661,040
MDC Partners, Inc. (E)	6.500	05-01-24		1,837,000	1,671,670
National CineMedia LLC (E)	5.875	04-15-28		1,537,000	1,602,323
Sirius XM Radio, Inc. (E)	5.500	07-01-29		2,096,000	2,250,580
Ziggo Bond Company BV (E)	6.000	01-15-27		1,300,000	1,363,707
Ziggo BV (E)	4.875	01-15-30		618,000	633,450
Wireless telecommunication services 0.3%
Crystal Almond Sarl (E)	4.250	10-15-24	EUR	863,000	975,692
Matterhorn Telecom SA (E)	3.125	09-15-26	EUR	861,000	965,479
Sprint Communications, Inc.	11.500	11-15-21		180,000	207,900
Consumer discretionary 2.1%					17,611,030
Diversified consumer services 0.4%
La Financiere Atalian SASU	4.000	05-15-24	EUR	1,745,000	1,433,521
La Financiere Atalian SASU	5.125	05-15-25	EUR	957,000	781,854
La Financiere Atalian SASU	6.625	05-15-25	GBP	117,000	110,998
Midas Intermediate Holdco II LLC (E)	7.875	10-01-22		1,250,000	1,068,750
Hotels, restaurants and leisure 0.5%
Connect Finco Sarl (E)	6.750	10-01-26		815,000	836,394
Scientific Games International, Inc. (E)	5.000	10-15-25		2,058,000	2,149,643
Scientific Games International, Inc. (E)	7.000	05-15-28		174,000	181,395
Scientific Games International, Inc. (E)	7.250	11-15-29		311,000	324,995
Scientific Games International, Inc. (E)	8.250	03-15-26		993,000	1,075,022
Internet and direct marketing retail 0.2%
GrubHub Holdings, Inc. (E)	5.500	07-01-27		1,478,000	1,363,455
Leisure products 0.2%
Mattel, Inc. (E)	5.875	12-15-27		1,984,000	2,008,998
Specialty retail 0.5%
F-Brasile SpA (E)	7.375	08-15-26		1,989,000	2,098,395
Maxeda DIY Holding BV	6.125	07-15-22	EUR	761,000	804,936
Party City Holdings, Inc. (E)	6.625	08-01-26		1,675,000	1,005,000
Textiles, apparel and luxury goods 0.3%
Wolverine Escrow LLC (E)	9.000	11-15-26		2,344,000	2,367,674
Consumer staples 0.5%					4,106,982
Food and staples retailing 0.1%
H-Food Holdings LLC (E)	8.500	06-01-26		1,250,000	946,875
Food products 0.2%
Sigma Holdco BV (E)	7.875	05-15-26		1,519,000	1,481,982
Household products 0.2%
Kronos Acquisition Holdings, Inc. (E)	9.000	08-15-23		1,875,000	1,678,125
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Energy 0.0%					$128
Oil, gas and consumable fuels 0.0%
Murray Energy Corp. (9.000% Cash and 3.000% PIK) (C)(E)	12.000	04-15-24		1,279,956	128
Financials 0.2%					1,605,825
Capital markets 0.2%
LPL Holdings, Inc. (E)	4.625	11-15-27		1,586,000	1,605,825
Health care 0.4%					3,260,243
Pharmaceuticals 0.4%
Bausch Health Companies, Inc. (E)	9.000	12-15-25		1,077,000	1,214,318
Par Pharmaceutical, Inc. (E)	7.500	04-01-27		2,165,000	2,045,925
Industrials 0.9%					7,660,093
Aerospace and defense 0.3%
SSL Robotics LLC (E)	9.750	12-31-23		1,176,000	1,223,040
TransDigm, Inc. (E)	5.500	11-15-27		152,000	152,000
TransDigm, Inc. (E)	6.250	03-15-26		1,000,000	1,073,750
Commercial services and supplies 0.2%
Aptim Corp. (E)	7.750	06-15-25		1,763,000	1,009,318
VistaJet Malta Finance PLC (E)	10.500	06-01-24		938,000	905,170
Construction and engineering 0.1%
Promontoria Holding 264 BV	6.750	08-15-23	EUR	261,000	257,315
Promontoria Holding 264 BV (3 month EURIBOR + 6.250%) (F)	6.250	08-15-23	EUR	467,000	457,591
Trading companies and distributors 0.3%
Beacon Roofing Supply, Inc. (E)	4.500	11-15-26		234,000	236,340
Beacon Roofing Supply, Inc. (E)	4.875	11-01-25		2,415,000	2,345,569
Information technology 0.2%					1,923,600
IT services 0.2%
Go Daddy Operating Company LLC (E)	5.250	12-01-27		1,832,000	1,923,600
Materials 1.3%					10,356,028
Construction materials 0.3%
Summit Materials LLC (E)	5.125	06-01-25		753,000	769,943
Summit Materials LLC (E)	6.500	03-15-27		1,069,000	1,141,158
Containers and packaging 1.0%
Ardagh Packaging Finance PLC (E)	4.125	08-15-26		1,590,000	1,613,850
Ardagh Packaging Finance PLC (E)	5.250	08-15-27		786,000	808,598
LABL Escrow Issuer LLC (E)	6.750	07-15-26		1,551,000	1,589,775
LABL Escrow Issuer LLC (E)	10.500	07-15-27		1,025,000	1,019,875
Mauser Packaging Solutions Holding Company (E)	7.250	04-15-25		937,000	887,808
Trivium Packaging Finance BV (E)	5.500	08-15-26		2,398,000	2,517,936
Metals and mining 0.0%
Midwest Vanadium Pty, Ltd. (C)(E)	11.500	02-15-18		5,668,325	7,085
Real estate 0.2%					1,556,203
Equity real estate investment trusts 0.2%
VICI Properties LP (E)	4.250	12-01-26		1,092,000	1,113,840
VICI Properties LP (E)	4.625	12-01-29		429,000	442,363

12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Common stocks 0.0%		$116,330
(Cost $11,763,702)
Energy 0.0%		116,330
Energy equipment and services 0.0%
Hercules Offshore, Inc. (D)(G)	196,736	116,330

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $0)
Magellan Health, Inc. (D)(G)	9.750	05-15-20	3,400,000	881

	Yield (%)	Shares	Value
Short-term investments 2.7%			$22,372,913
(Cost $22,372,913)
Short-term funds 2.7%			22,372,913
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5954(H)	22,372,913	22,372,913
Total investments (Cost $855,154,853) 99.9%			$817,267,616
Other assets and liabilities, net 0.1%			547,883
Total net assets 100.0%			$817,815,499

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 11-30-19.
The fund had the following country composition as a percentage of net assets on 11-30-19:
United States	84.3%
Luxembourg	4.5%
Netherlands	2.2%
Canada	2.1%
France	2.1%
United Kingdom	1.2%
Germany	1.0%
Other countries	2.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	13

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	74,895,535	EUR	67,580,000	CITI	12/20/2019	$339,860	—
						$339,860	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$724,970,894	—	$724,950,422	$20,472
Corporate bonds	69,806,598	—	69,806,598	—
Common stocks	116,330	—	—	116,330
Escrow certificates	881	—	—	881
Short-term investments	22,372,913	$22,372,913	—	—
Total investments in securities	$817,267,616	$22,372,913	$794,757,020	$137,683
Derivatives:
Assets
Forward foreign currency contracts	$339,860	—	$339,860	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$2,576,293	$560,987	$(3,137,319)	$822	$(783)	$9,563	—	—
|	15

For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
16	|